Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of estimated sales and purchases of energy and capacity [Line Items]
Receivables from related parties Current	$ 71,856,046	$ 52,858,384
Trade and other current receivables	419,752,286	445,071,856
Accounts payable to related parties Current	119,612,972	90,428,929
Trade and other current payables	594,498,606	561,505,283
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Tolls [Member]
Disclosure of estimated sales and purchases of energy and capacity [Line Items]
Receivables from related parties Current	5,518,711	590,636
Trade and other current receivables	177,886,960	168,833,728
Total Estimated Assets	183,405,671	169,424,364
Accounts payable to related parties Current	21,818,299	13,459,812
Trade and other current payables	120,451,406	85,425,025
Total Estimated Liabilities	142,269,705	98,884,837
Estimated Sales and Purchases of Energy and Capacity [Member] | Capacity [Member]
Disclosure of estimated sales and purchases of energy and capacity [Line Items]
Receivables from related parties Current	466,031	21,774
Trade and other current receivables	48,122,678	23,276,222
Total Estimated Assets	48,588,709	23,297,996
Accounts payable to related parties Current	177,839	191,936
Trade and other current payables	47,893,119	42,571,883
Total Estimated Liabilities	$ 48,070,958	$ 42,763,819